Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of Loans, Borrowings & Lease Liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Non-current loans and borrowings
Loans		$ 35,564	$ 34,914
Lease liabilities (*)	[1]	3,578	3,091
Total non-current loans and borrowings		39,142	38,005
Current loans and borrowings
Loans		643	616
Lease liabilities (*)		1,480	1,172
Total current loans and borrowings		$ 2,123	$ 1,788

[1]	the evolution in the right of use assets is further disclosed in Note 12.